Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 12, 2012
Touchstone US Long/Short Fund (Prospectus Summary): | Touchstone US Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone U.S. Long/Short Fund
Supplement Text	ck0000711080_SupplementTextBlock

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone U.S. Long/Short Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 5 and in the Fund’s Summary Prospectus on page 4.

Please retain this Supplement for future reference.

Touchstone US Long/Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSAX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.98%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.87%
Touchstone US Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSCX
Touchstone US Long/Short Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSIX
Touchstone US Long/Short Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSYX